Document And Entity Information	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Entity Central Index Key	0001131343
Entity Registrant Name	ALTERITY THERAPEUTICS LTD
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-49843
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 15, 500 Collins Street
Entity Address, City or Town	Melbourne
Entity Address, Postal Zip Code	VIC 3000
Entity Address, Country	AU
Title of 12(b) Security	American Depositary Shares, each representing 12 Ordinary Shares
Trading Symbol	ATHE
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	217,508,862
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1379
Auditor Name	PricewaterhouseCoopers
Auditor Location	Melbourne, Australia
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Level 15, 500 Collins Street
Entity Address, City or Town	Melbourne
Entity Address, Postal Zip Code	VIC 3000
Entity Address, Country	AU
Contact Personnel Name	David Stamler, Chief Executive Officer
City Area Code	61 3
Local Phone Number	9349 4906